PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid Rent	$ 65,254	$ 58,284
Prepaid Utilities	30,271
Prepaid Insurance	30,875	32,668
Prepaid Administrative Expenses	34,010
VAT receivable	54,206	60,146
Other Receivables	44,430	28,285
Total prepaid expenses and other current assets	$ 259,046	$ 179,383